Funding debts - Outstanding funding debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term:
Short-term funding debts	$ 435	¥ 2,841	¥ 300,212
Long-term:
Long-term funding debts			21,498
Loan payables to individual investors via Jimu Box and other financial partners
Short-term:
Short-term funding debts		¥ 2,841	8,893
Loan payable to individual investors via financial partners
Long-term:
Long-term funding debts			21,498
Loan payables to investors of consolidated trusts
Short-term:
Short-term funding debts			¥ 291,319